June 8, 2015

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington D.C. 20549

Attn: Barbara C. Jacobs

RE:	Rapid7, Inc.
Confidential Draft Registration Statement on Form S-1
Submitted April 29, 2015
CIK No. 0001560327

Ladies and Gentlemen:

On behalf of Rapid7, Inc. (the “Company”), we are submitting this letter in response to comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) by letter dated May 26, 2015, regarding the Company’s Confidential Draft Registration Statement on Form S-1 (the “Registration Statement”) submitted on April 29, 2015. The Company is also submitting Confidential Draft Submission #2 of the Registration Statement (the “Amended Registration Statement”). We are sending the Staff a hard copy of this letter, the supplemental materials referenced herein and the Amended Registration Statement, including a version of the Amended Registration Statement that is marked to show changes to the Registration Statement.

Set forth below are the Company’s responses to the Staff’s comments. The numbering of the paragraphs below corresponds to the numbering of the comments received from the Staff, which for your convenience we have incorporated into this response letter in italics. Page references in the text of this response letter correspond to the page numbers of the Amended Registration Statement. Capitalized terms used in this letter but otherwise not defined herein shall have the meanings assigned to such terms in the Amended Registration Statement.

General

1.	Please update your financial statements through March 31, 2015. Refer to Rule 3-12 of Regulation S-X.

Response: The Company respectfully acknowledges the Staff’s comment and has included financial statements through March 31, 2015 in the Amended Registration Statement.

2.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

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Response: The Company respectfully acknowledges the Staff’s comment and has supplementally provided to the Staff under separate cover all written communications that the Company or anyone authorized to act on the Company’s behalf have presented to potential investors in reliance on Section 5(d) of the Securities Act.

3.	We will process your amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. The effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

Response: The Company respectfully acknowledges the Staff’s comment and will supplementally provide the Staff its estimated initial public offering price range as soon as it becomes available.

4.	Please supplementally provide us with copies of any graphical materials or artwork you intend to use in your prospectus. Upon review of such materials, we may have further comments. For guidance, refer to Question 101.02 of our Securities Act Forms Compliance and Disclosure Interpretations.

Response: The Company respectfully acknowledges the Staff’s comment and has included its graphical materials and artwork in the Amended Registration Statement.

5.	Please specifically disclose the factual basis for, and the context of, all your beliefs, understandings, estimates, and opinions set forth in the registration statement. You must be able to substantiate on a reasonable basis all of the projections, statistics and assertions that you cite. Examples of assertions or references that need support include the following:

●	your statement that you are a leading provider of security data and analytics solutions (pages 1, 4, 52, 72, 77 and 87);

●	your statement that you offer industry-leading vulnerability management products (pages 1 and 72);

●	your statement that your technology solutions revolutionize the practice of cyber security (page 1);

●	your statement that you deploy a variety of industry-leading practices (page 81);

●	your statement that Metasploit is an industry-leading penetration testing software (page 83); and

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●	your statement that you provide industry-leading security experts and experience (page 84).

Response: The Company respectfully acknowledges the Staff’s comment and has supplementally provided the Staff with factual support for the Company’s beliefs, understandings, estimates and opinions set forth in the Amended Registration Statement.

6.	With respect to every third-party statement in your prospectus, such as the information provided by Frost & Sullivan, Gartner, Inc., International Data Corporation, Mandiant, PricewaterhouseCoopers LLP, RAND Corporation and Verizon Communications Inc., please provide us with copies of the relevant portions of the industry research reports you cite. To expedite our review, please clearly mark each source to highlight the applicable portion or section containing the statistic, and cross-reference it to the appropriate location in your prospectus. Also, tell us whether you commissioned any of the studies or reports and disclose the date of each report.

Response: The Company respectfully acknowledges the Staff’s comment and has supplementally provided the Staff with copies of the relevant portions of the industry research reports cited in the Amended Registration Statement, with each source marked to highlight the applicable portion or section containing the statistic, and cross-referenced it to the appropriate location the Amended Registration Statement. None of the industry research reports were commissioned by the Company.

Prospectus Summary

Corporate Information, page 6

7.	Please revise to disclose the percentage of ownership that your directors, executive officers and beneficial owners of more than five percent of any class of voting securities will hold in the company after the offering.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 7 of the Amended Registration Statement.

Risks Related to Government Regulation, Data Collection, Intellectual Property and Litigation

Assertions by third parties of infringement or other violations…, page 32

8.	We note that you are currently involved in a patent infringement lawsuit. Please revise to disclose the claims underlying the lawsuit and whether you anticipate the lawsuit having a material effect on your ability to conduct your business.

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Response: The Company respectfully acknowledges the Staff’s comment and advises the Staff that the Company does not believe that additional disclosure with respect to the referenced patent infringement lawsuit is warranted. As disclosed on page 32 of the Amended Registration Statement, the patent at issue is expired and therefore the Company does not face a risk of injunction. Further, the Company believes that the likelihood of a material loss from the aforementioned patent lawsuit is remote.

Use of Proceeds, page 43

9.	You disclose that you will use the net proceeds from the offering for “working capital and other general corporate purposes” as well as the repayment of your term loan with Silicon Valley Bank. Please revise to provide more details regarding what constitutes “working capital and other general corporate purposes.” In this regard, consider disclosing the amount of proceeds that you plan to use to grow your business. This section does not require disclosure of definitive plans and it is acceptable to provide a quantitative discussion of preliminary plans. Refer to Item 504 of Regulation S-K and Instruction 7 to Item 504.

Response: The Company respectfully acknowledges the Staff’s comments and has revised the disclosure on page 43 of the Amended Registration Statement.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Overview, page 52

10.	Please revise to expand your overview section to highlight the material challenges and risks, such as those presented by material trends and uncertainties, on which management is most focused, as well as the actions being taken to address them. Refer to Item 303(a) of Regulation S-K and SEC Release No. 33-8350.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages 55 and 56 of the Amended Registration Statement.

Critical Accounting Policies

Stock-Based Compensation, page 68

11.	Please expand your disclosure to describe how you estimate each of the assumptions used in your Black-Scholes option pricing model.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 74 of the Amended Registration Statement.

Common Stock Valuation Methodology, page 69

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12.	Please reconcile the sales price for your Series D preferred stock to your estimated fair value of your shares of common stock. In this regard, describe the factors that explain the differences in the amounts.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 78 of the Amended Registration Statement.

13.	We note that you identify several methods used to determine the estimated fair value of common stock at each valuation date. Please provide additional disclosure that indicates when you used each of these methods. Further, revise to describe the extent to which the estimates are considered highly complex and subjective.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages 75 through 79 of the Amended Registration Statement.

Goodwill and other intangible assets, page 70

14.	Disclose whether you have concluded that goodwill does not exist at reporting units that are at risk of failing step one of the impairment test or that no reporting units are at risk. If the goodwill is at risk of impairment, disclose the percentage by which fair value exceeded carrying value as of the date of the most recent test.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 81 of the Amended Registration Statement.

Business

Legal Proceedings, page 89

15.	Please tell us what consideration you gave to disclosing the ongoing patent infringement lawsuit in this section. Refer to Item 103 of Regulation S-K.

Response: The Company respectfully acknowledges the Staff’s comment and directs the Staff to the Company’s response to comment #8 above.

Certain Relationships and Related Party Transactions

Series D Preferred Stock Financing, page 110

16.	Please file the stock purchase agreement as an exhibit to more fully disclose the terms under which the Series D preferred stock was sold. Refer to Item 601(b)(10)(ii)(A) of Regulation S-K.

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Response: The Company respectfully acknowledges the Staff’s comment and advises the Staff that it has reviewed its exhibit filing obligation with respect to the Series D preferred stock purchase agreement under Item 601(b)(10) of Regulation S-K. Consistent with the previously filed Exhibit Index, the Company has concluded that the only material agreement entered into in connection with the issuance of such stock is the Company’s Investors’ Rights Agreement, which sets forth all of the material contractual rights and obligations of the preferred stockholders and has been filed with the Amended Registration Statement. The Company does not have any ongoing or continuing obligations under the Series D preferred stock purchase agreement, and therefore the Company does not believe that this agreement is material to the Company or that it is required to be filed as an exhibit to the Amended Registration Statement.

Investors’ Rights, Voting and Co-Sale Agreements, page 110

17.	Please disclose the directors, executive officers and beneficial owners of more than five percent of any class of voting securities that are parties to the investors’ rights, voting and right of first refusal and co-sale agreements. Refer to Item 404(a) of Regulation S-K.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 123 of the Amended Registration Statement.

Principal Stockholders, page 113

18.	Please revise the disclosure regarding Mr. Holzman’s shares to include those shares owned by entities affiliated with Bain Capital Venture Partners, LLC. Refer to Item 403(b) of Regulation S-K.

Response: The Company respectfully acknowledges the Staff’s comment and advises the Staff that, based on information provided to the Company by Bain Capital Venture Partners, LLC and Mr. Holzman, Mr. Holzman does not have sole or shared voting or dispositive power over the securities of the Company held by entities affiliated with Bain Capital Venture Partners, LLC and therefore beneficial ownership of such securities are not properly attributed to Mr. Holzman.

Underwriters

Directed Share Program, page 132

19.	We note that a percentage of the shares being offered by the prospectus will be offered through a directed share program to “other individuals associated with us and members of their families.” Please expand disclosure in your underwriting section to describe with more specificity the nature of the “association” between you and the individuals to whom shares will be offered and state whether the shares to be offered through the directed share program will be subject to lock-up agreements.

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Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 145 of the Amended Registration Statement.

Notes to the Consolidated Financial Statements, page F-7

20.	Provide a footnote disclosure to disclose the date through which subsequent events have been evaluated and the nature of this date. Refer to FASB ASC 855-10-50-1.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page F-30 of the Amended Registration Statement.

Note (e) Revenue recognition, page F-7

21.	Clarify whether the professional services are bundled with your multiple element arrangements and if revenue is recognized ratably over the contract term. Indicate whether revenue recognition on these arrangements is deferred until the completion of such professional services. Further, clarify how you account for set-up and multiple element costs associated with these services. Identify the accounting literature that supports your conclusion.

Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages 73, F-8 and F-9 of the Amended Registration Statement. The Company advises the Staff that professional services are not essential to the functionality of any other element of multiple element arrangements that include professional services together with software licenses, maintenance and support, content subscriptions and/or cloud-based subscriptions. Accordingly, these professional services do not involve significant production, modification or customization of software. Therefore, in accordance with Accounting Standards Codification (“ASC”) 985-605-25-9, the Company begins revenue recognition for the multiple element arrangement upon delivery of the software license (assuming that all other criteria for revenue recognition have been met) and thereafter generally recognizes the full amount of consideration received in multiple element arrangements that include professional services ratably over the maintenance and support period of the multiple element arrangement, which is generally longer than the period over which the professional services are performed. If the performance period of the professional services were to exceed the maintenance and support period, the Company would recognize the full amount of the consideration received in the multiple element arrangement over the performance period of the professional services, in accordance with ASC 985-605-25-9. The Company expenses costs associated with set-up and multiple element arrangements as incurred.

22.	Tell us whether the cloud or managed services are subject to ASC 985-605. In this regard, even though the revenue attribution for elements within the multiple element arrangements is the same the accounting should comply with ASC 605-25. If the arrangement is subject to different standards, you should describe how you allocate and separate the units of accounting.

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Response: The Company respectfully acknowledges the Staff’s comment and advises the Staff that cloud-based subscription arrangements provide customers with access to the software offering through a cloud-based platform during the contractual period. Customers do not have the contractual right to take possession of the cloud-based software. As such, cloud-based subscription arrangements are outside the scope of ASC 985-605. In instances where the Company sells cloud-based subscriptions with other software elements, the total arrangement consideration is first allocated among the non-software elements and the software elements based upon each element’s relative selling price. The Company uses BESP in its allocation of the arrangement consideration as VSOE or TPE are not available. In accordance with ASC 605-25, the portion of the total arrangement consideration allocated to cloud-based subscriptions is then recognized ratably over the term of the subscription, assuming that all other criteria for revenue recognition have been met.

The Company sells managed service arrangements in different manners. In certain instances, the customer has the contractual right to the software and can run the software on its systems independently of the Company, although the Company generally operates its software and provides its capabilities on behalf of the customer in these arrangements. Revenue received from these arrangements is subject to ASC 985-605. In other instances, the customer does not have the contractual right to the software and the Company exclusively operates its software and provides its capabilities on behalf of the customer. Revenue received from these arrangements is not subject to ASC 985-605. In response to the Staff’s comment, the Company has revised the disclosure on pages 73, F-8 and F-9 of the Amended Registration Statement.

Note (8) Redeemable convertible preferred stock and common stock, page F-16

23.	Please provide an analysis supporting your accounting for the IPO participation payment as a beneficial conversion feature of the Series D preferred stock.

Response: The Company respectfully acknowledges the Staff’s comment and advises the Staff that the IPO Participation Payment represents an adjustment to the number of shares of common stock that the shares of Series D preferred stock will be converted into upon the consummation of a Qualified Public Offering (the “Conversion Feature”).

In accordance with ASC 815-15-25-1, the Company has determined the Conversion Feature should not be bifurcated as an embedded derivative as the Conversion Feature is “clearly and closely” related to the equity host contract because the changes in value of the Conversion Feature and equity host are both related to the price of the Company’s common stock. Accordingly, the requirements of ASC 815-15-25-1a are not met and, therefore, the Conversion Feature does not require separate accounting.

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In contrast, the IPO Participation Payment represents a potential contingent beneficial conversion feature that would require assessment if and when a Qualified Public Offering occurs. Consistent with ASC 470-20-35-1, as the terms of the IPO Participation Payment require a Qualified Public Offering to occur prior to computing the number of additional shares that the holder would receive, the Company cannot assess the value of the contingent beneficial conversion feature until a Qualified Public Offering occurs. Upon the occurrence of a Qualified Public Offering, the Company would compute the aggregate intrinsic value of the Conversion Feature as: (1) the excess, if any, of (a) the market value per share, as of the original issuance date of the Series D preferred stock, of the Company’s common stock over (b) the “effective conversion price” (as described below) per share of the Series D preferred stock, multiplied by (2) the number of shares of the Company’s common stock issuable upon conversion of the shares of Series D preferred stock without giving effect to the IPO Participation Payment (the “Base Conversion Shares”) plus the number of shares of common stock issued as a result of the IPO Participation Payment (together with the Base Conversion Shares, the “Conversion Shares”). The “effective conversion price” is the aggregate proceeds from the sale of Series D preferred stock divided by the number of Conversion Shares. The Conversion Feature would then be recognized as either a charge to retained earnings (to the extent that any exist) or additional paid-in capital (to the extent that retained earnings do not exist) if and when the Qualified Public Offering occurs. If and when a Qualified Public Offering occurs, the value of the contingent beneficial conversion feature would reduce the numerator (i.e. net loss attributable to common stockholders) for the purposes of calculating earnings per share.

24.	Describe how you are accounting for the redemption feature on your preferred stock that is redeemable at fair value for cash. Provide an accounting analysis that cites the accounting literature that supports your conclusion.

Response: The Company respectfully acknowledges the Staff’s comment and advises the Staff that at any time after November 16, 2018, the holders of the Company’s preferred stock may request that the Company redeem all of the outstanding shares of preferred stock. The preferred stock would be redeemed in an amount in cash equal to the greater of (1) the aggregate original issuance price of such preferred stock plus all accrued and unpaid dividends thereon (whether or not declared) or (2) the fair market value of such preferred stock.

In accordance with ASC 480-10-65, the Company analyzed whether the preferred stock instruments were properly classified as a liability or as equity. The terms of the preferred stock do not contain an unconditional obligation that the issuer must satisfy (i.e. a redemption clause that requires the mandatory redemption of shares on a specific date) and therefore does not qualify as a liability under the criteria of ASC 480-10-65. While the preferred stock would be “redeemed” upon liquidation, the definition of “mandatorily redeemable” under ASC 480 specifically excludes instruments that are redeemable only upon liquidation or termination of the reporting entity. In addition, the instruments are

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shares of stock that are issued and outstanding and therefore would not be considered a liability under other criteria of ASC 480-10-65. As such, the Company determined that the preferred stock should not be accounted for as a liability under ASC 480.

The Company also reviewed ASC 480-10-S99 to determine the classification and measurement of the preferred stock. Given that redemption is outside the control of the Company, the preferred stock is classified outside of permanent equity. In addition, the Company determined it was probable the preferred stock would become redeemable due to the passage of time and as such elected the policy of recognizing the changes in the redemption value immediately as they occur and adjusting the carrying amount to equal the redemption value at the end of each reporting period. As the fair market value of the preferred stock was greater than the aggregated original issuance price of preferred stock plus all accrued and unpaid dividends, the preferred stock was adjusted to fair market at each reporting period.

Note (12) Commitments and Contingencies

(c) Litigation and Claims, page F-27

25.	We note your disclosure in a risk factor on page 32 that you are currently involved in a patent lawsuit. We further note your disclosure that you do not expect any liabilities from claims to have a material adverse effect. If there is at least a reasonable possibility that a loss exceeding amounts already recognized may have been incurred please either disclose an estimate (or, if true, state that the estimate is immaterial in lieu of providing quantified amounts) of the additional loss or range of loss, or state that such an estimate cannot be made. Please refer to FASB ASC 450-20-50. If you conclude that you cannot estimate the reasonably possible additional loss or range of loss, please supplementally: (1) explain to us the procedures you undertake on a quarterly basis to attempt to develop a range of reasonably possible loss for disclosure and (2) for each material matter, what specific factors are causing the inability to estimate and when you expect those factors to be alleviated. We recognize that there are a number of uncertainties and potential outcomes associated with loss contingencies. Nonetheless, an effort should be made to develop estimates for purposes of disclosure, including determining which of the potential outcomes are reasonably possible and what the reasonably possible range of losses would be for those reasonably possible outcomes.

Response: The Company respectfully acknowledges the Staff’s comment and directs the Staff to the Company’s response to comment #8 above.

Note (14) Segment Information and Information about Geographic Areas, page F-28

26.	Tell us your consideration of disclosing revenues from external customers attributed to the United States. Refer to FASB ASC 280-10-50-41a.

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Response: The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page F-30 of the Amended Registration Statement.

27.	We note your detailed discussion beginning on page 82 discussing your three offerings: Threat Exposure Management, Incident Detection and Response, and Security Advisory Services. Please tell us your consideration of breaking out your revenue for each of these three offerings. Refer to FASB ASC 280-10-50-40.

Response: The Company respectfully acknowledges the Staff’s comment and advises the Staff that the Company considers its Threat Exposure Management, Incident Detection and Response and Security Advisory Services to be similar in nature. ASC 280-10-50-40 requires the disclosure of “revenues from external customers for each product and service or each group of similar products and services unless it is impractical to do so.” The Company reviewed the aggregation criteria set forth in ASC 280-10-50-11 in order to determine whether its Threat Exposure Management, Incident Detection and Response and Security Advisory Services are similar. The Company considered the fact that all three of the offerings are security data and analytics solutions and that each of the offerings can be sold through a variety of delivery models. Further, the Company offers certain different forms of services across all of its offerings. In addition, the types of customers that purchase each of the Company’s offerings are also similar. Accordingly, the Company concluded that these products are similar in nature, and the Company respectfully submits to the Staff that it believes that the presentation of revenue on a consolidated basis by class, as currently reflected in the Amended Registration Statement, is most meaningful to investors.

******

Please fax any additional comment letters concerning the Amended Registration Statement to (617) 937-2400 and direct any questions or comments concerning the Amended Registration Statement or this response letter to the undersigned at (617) 937-2357 or Richard C. Segal at (617) 937-2332.

Sincerely,

/s/ Nicole C. Brookshire

Nicole C. Brookshire

cc:	Corey Thomas, Chief Executive Officer, Rapid7, Inc.
Steven Gatoff, Chief Financial Officer, Rapid7, Inc.